Summary of Significant Accounting Policies And Practices (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies and Practices (Textual) [Abstract]
Company's available borrowing limit with the FHLB	$ 45,010
Borrowings from the FHLB outstanding	0	0
Bankshares line of credit with corresponding bank	5,000
Line of credit outstanding	1,900	2,000
Interest rate of line of credit		5.00%
Maturity period of line of credit	Jun. 30, 2017
Period beyond the uncollectible portion shall be charged-off	120 days
Period beyond loan will be placed in non-accrual status	60 days
Evolving installment account become past due for	180 days
Period in which Loans are generally placed in non-accrual status	90 days
Minimum repayment performance	6 months
Goodwill total	539	539
Goodwill impairment charge	$ 0
Largest amount of tax benefit	50.00%
stock options granted	37,250
Shares of restricted stock granted	11,000	1,000
Land improvements [Member]
Property, Plant and Equipment [Line Items]
Bank Premises and Equipment, Periods	15 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Bank Premises and Equipment, Periods	40 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Bank Premises and Equipment, Periods	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Bank Premises and Equipment, Periods	3 years